PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 131,133	$ 124,273
Accumulated depreciation	110,065	104,033
Property and equipment, net	21,068	20,240
Depreciation expenses	7,986	8,339	$ 8,666
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	108,914	103,291
Accumulated depreciation	92,918	88,323
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,034	13,489
Accumulated depreciation	11,374	10,504
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,185	7,493
Accumulated depreciation	$ 5,773	$ 5,206